                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00082

                                   CGM TRUST
                                   ---------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: June 30, 2006
                          -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
MUTUAL FUND

305th Quarterly Report
June 30, 2006

A No-Load Fund




[logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

TO OUR SHAREHOLDERS
------------------------------------------------------------------------------

CGM Mutual Fund returned 1.3% during the second quarter of 2006 compared to the unmanaged Standard and Poor's 500 Index which declined -1.4% and the Merrill Lynch Master Bond Index which declined -0.1% over the same period. Year-to-date, CGM Mutual Fund returned 6.5%, the unmanaged S&P 500, 2.7% and the Merrill Lynch Master Bond Index, -0.8% as of June 30, 2006.

The market, as measured by the S&P 500, enjoyed a nice three year run until May of this year when investors began to suspect that inflation was accelerating at a more rapid pace than the newly-minted Fed chairman had suggested would be acceptable. In January, just about the time outgoing Chairman Greenspan passed the baton to new Chairman Bernanke, the core inflation rate (ex food and fuel) as measured by the Consumer Price Index
(CPI) began to rise. Just a few months earlier, many investors expected the Fed would pause in its regular interest rate hikes at its June 2006 meeting and possibly put an end to the seemingly relentless increases in the Federal Funds rate. But, the CPI clocked in at a rising 3.8% rate (annualized) for the three months ended May 31 and on June 29, the Fed hiked the Federal Funds rate yet another quarter percent to 5.25% in an effort to flex its inflation fighting muscles. Investors are back to pondering when and at what level the rate increases will end.

As the economy expanded over the past few years, debate centered on and around oil and whether rising energy prices would slow the economy or fuel inflation. Despite some softening in the retail sector and a dramatic drop off in housing sales, we believe inflation is the prevailing bogeyman. Corporate profits and margins are high and companies that produce capital goods for other businesses are thriving as productivity rises and the manufacturing sector booms. Despite ever higher prices at the pump, the consumer appetite for gasoline is proving insatiable and global business is robust with, for example, China announcing in May a nearly 18% increase in industrial production over 2005 notwithstanding efforts by its government to slow its economy.

Despite the steady and continuing rise in the Federal Funds rate from 1% to 5.25% over the past two years, long term bond rates have barely risen: the 10-year U.S. Government bond yield was 4.6% at the end of June '04 versus 5.1% at the end of June '06 and the 30-year bond now yields just 5.3% regardless of a climbing nominal CPI (food and fuel included), up 4.2% over the past year.

To say the prospect of much higher interest rates is unsettling to the market right now is an understatement. However, should consumer spending continue to slow and were inflationary forces to moderate, we believe the equity market could regain its footing based upon the strong gains in corporate earnings currently underway. On June 30, our emphasis in the equity portion of the portfolio was in the heavy goods sectors of the economy and in energy.

CGM Mutual Fund was approximately 30% invested in short-term government securities at quarter end. The portfolio's equity section held important positions in the oil refining, oil service and metals and mining industries at quarter end. The three largest holdings were Schlumberger Limited, Hess Corporation and Petroleo Brasileiro S.A. ADR.

                                     /s/ Robert L. Kemp

                                         Robert L. Kemp
                                         President

July 1, 2006

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2006

                                            THE FUND'S
                                            CUMULATIVE      THE FUND'S AVERAGE
                                           TOTAL RETURN     ANNUAL TOTAL RETURN
                                           ------------     -------------------

10 Years ................................     +102.7%               +7.3%
 5 Years ................................      +54.6                +9.1
 1 Year .................................      +13.6               +13.6
 3 Months ...............................       +1.3                --

Commencing July 1, 2003 and ending June 30, 2004 Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund's average daily net assets. Otherwise, the Fund's cumulative total return and average annual total return for the five and ten year periods ended June 30, 2006 would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions during such respective periods. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

-------------------------------------------------------------------------------

See the Schedule of Investments beginning on the next page for the percentage of net assets of the Fund invested in particular industries or securities.

                                CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2006
(unaudited)
COMMON STOCKS -- 69.3% OF TOTAL NET ASSETS
                                                                    SHARES        VALUE(a)
                                                                    ------        --------

AEROSPACE -- 1.1%
   The Boeing Company .........................................       70,000       $  5,733,700
                                                                                   ------------

COPPER -- 6.8%
   Phelps Dodge Corporation ...................................      346,000         28,427,360
   Southern Copper Corporation ................................       85,000          7,576,050
                                                                                   ------------
                                                                                     36,003,410
                                                                                   ------------

METALS AND MINING -- 10.1%
   BHP Billiton Limited ADR (b) ...............................      630,000         27,134,100
   Rio Tinto Plc ADR (b) ......................................      125,000         26,213,750
                                                                                   ------------
                                                                                     53,347,850
                                                                                   ------------

OFFICE EQUIPMENT -- 2.0%
   Hewlett-Packard Company ....................................      330,000         10,454,400
                                                                                   ------------

OIL - INDEPENDENT PRODUCTION -- 5.6%
   Petroleo Brasileiro S.A. ADR (b) ...........................      332,000         29,650,920
                                                                                   ------------

OIL - MAJOR INTEGRATED -- 2.9%
   Exxon Mobil Corporation ....................................      250,000         15,337,500
                                                                                   ------------

OIL REFINING -- 16.2%
   ConocoPhillips .............................................      400,000         26,212,000
   Hess Corporation ...........................................      591,000         31,234,350
   Suncor Energy Inc. .........................................      345,000         27,948,450
                                                                                   ------------
                                                                                     85,394,800
                                                                                   ------------

OIL - SERVICE -- 11.0%
   Baker Hughes Incorporated ..................................      300,000         24,555,000
   Schlumberger Limited .......................................      514,000         33,466,540
                                                                                   ------------
                                                                                     58,021,540
                                                                                   ------------

RETAIL -- 4.5%
   JC Penney Company, Inc. ....................................      350,000         23,628,500
                                                                                   ------------

STEEL -- 9.1%
   Mittal Steel Company N.V ...................................      500,000         15,255,000
   POSCO ADR (b) ..............................................      160,000         10,704,000
   United States Steel Corporation ............................      315,000         22,087,800
                                                                                   ------------
                                                                                     48,046,800
                                                                                   ------------
TOTAL COMMON STOCKS (Identified Cost $345,370,890) .........                        365,619,420
                                                                                   ------------

BILLS -- 30.0% OF TOTAL NET ASSETS

                                                                  FACE
                                                                 AMOUNT
                                                                 ------

UNITIED STATES TREASURY -- 30.0%
   United States Treasury Bills, 4.494%, 7/27/06 ..............  $ 3,000,000          2,989,925
   United States Treasury Bills, 4.536%, 8/31/06 ..............   25,500,000         25,302,324
   United States Treasury Bills, 4.596%, 9/14/06 ..............   66,000,000         65,365,740
   United States Treasury Bills, 4.610%, 8/10/06 ..............    6,000,000          5,968,667
   United States Treasury Bills, 4.621%, 8/17/06 ..............   15,500,000         15,405,092
   United States Treasury Bills, 4.649%, 8/10/06 ..............    6,000,000          5,968,400
   United States Treasury Bills, 4.695%, 9/28/06 ..............   17,500,000         17,296,983
   United States Treasury Bills, 5.832%, 7/06/06 ..............   20,000,000         19,980,592
                                                                                   ------------
   TOTAL BILLS (Identified Cost $158,245,266) .................                     158,277,723
                                                                                   ------------

SHORT-TERM INVESTMENT -- 0.5% OF TOTAL NET ASSETS

   American Express Credit Corporation, 5.10%, 7/03/06
   (Cost $2,430,000) ..........................................    2,430,000          2,430,000
                                                                                   ------------

TOTAL INVESTMENTS -- 99.8% (Identified Cost $506,046,156)(c) ...............        526,327,143
    Cash and receivables ......................,............................         23,609,912
    Liabilities ............................................................        (22,410,390)
                                                                                   ------------
TOTAL NET ASSETS -- 100.0% .................................................       $527,526,665
                                                                                   ============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
    Canada.
(c) Federal Tax Information: At June 30, 2006, the net unrealized appreciation on investments based on cost of $506,346,183 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ............................        $25,345,319
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value ............................         (5,364,359)
                                                                                    -----------
                                                                                    $19,980,960
                                                                                    ===========

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2006
(unaudited)

  ASSETS
  Investments at value (Identified
    cost -- $506,046,156) .....................................    $526,327,143
  Cash ........................................................           2,811
  Receivable for:
    Securities sold ............................    $23,324,577
    Shares of the Fund
      sold .....................................         43,930
    Dividends and interest .....................        238,594      23,607,101
                                                    -----------    ------------
                                                                    549,937,055
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased .......................     21,488,989
    Shares of the Fund
      redeemed .................................        395,870      21,884,859
                                                    -----------

  Accrued expenses:
    Management fees ............................        376,766
    Trustees' fees .............................         14,197
    Accounting, Administration and Compliance ..          7,873
    Transfer agent fees ........................         67,801
    Other expenses .............................         58,894         525,531
                                                    -----------    ------------
                                                                     22,410,390
                                                                   ------------
NET ASSETS ....................................................    $527,526,665
                                                                   ============
  Net Assets consist of:
    Capital paid-in ...........................................    $475,073,956
    Undistributed net investment income .......................       2,667,440
    Accumulated net realized gain on
     investments and foreign currency .........................      29,504,282
    Unrealized appreciation on
     investments -- net .......................................      20,280,987
                                                                   ------------
NET ASSETS ....................................................    $527,526,665
                                                                   ============

  Shares of beneficial interest
    outstanding, no par value  ................................      17,818,778
                                                                   ============
  Net asset value per share* ..................................          $29.61
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($527,526,665 / 17,818,778).

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2006
(unaudited)

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $32,487) ............     $  3,034,125
    Interest .................................................        4,265,798
                                                                  -------------
                                                                      7,299,923
                                                                  -------------
  Expenses
    Management fees ..........................................        2,358,261
    Trustees' fees ...........................................           29,766
    Accounting, Administration and Compliance ................           47,241
    Custodian ................................................           54,282
    Transfer agent ...........................................          253,081
    Audit and tax services ...................................           17,450
    Legal ....................................................           19,323
    Printing .................................................           36,982
    Registration .............................................           16,382
    Miscellaneous ............................................            1,350
                                                                  -------------
                                                                      2,834,118
                                                                  -------------
  Net investment income ......................................        4,465,805
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
    Net realized gain on investments and foreign currency
      transactions ...........................................       29,758,982
    Net unrealized depreciation ..............................       (1,077,222)
                                                                  -------------
    Net gain on investments and foreign currency transactions        28,681,760
                                                                  -------------

NET CHANGE IN ASSETS FROM OPERATIONS .........................    $  33,147,565
                                                                  =============

                See accompanying notes to financial statements.

                                        CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED             YEAR ENDED
                                                              JUNE 30, 2006        DECEMBER 31,
                                                               (UNAUDITED)             2005
                                                             ---------------      --------------
OPERATIONS
  Net investment income ..................................     $  4,465,805        $  5,497,121
  Net realized gain from investments and foreign
    currency transactions ................................       29,758,982          80,829,927
  Unrealized depreciation ................................       (1,077,222)        (17,869,171)
                                                               ------------        ------------
    Change in net assets from operations .................       33,147,565          68,457,877
                                                               ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..................................       (1,798,365)         (5,573,344)
  Net realized long-term capital gain on investments .....             --           (14,846,567)
                                                               ------------        ------------
                                                                 (1,798,365)        (20,419,911)
                                                               ------------        ------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................       10,171,556          17,461,378
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .................        1,590,155           4,911,392
    Distribution from net long-term realized capital
      gain ...............................................             --            13,467,340
                                                               ------------        ------------
                                                                 11,761,711          35,840,110
  Cost of shares redeemed ................................      (30,195,915)        (50,709,410)
                                                               ------------        ------------
    Change in net assets derived from capital share
      transactions .......................................      (18,434,204)        (14,869,300)
                                                               ------------        ------------
  Total change in net assets .............................       12,914,996          33,168,666

NET ASSETS
  Beginning of period ....................................      514,611,669         481,443,003
                                                               ------------        ------------
  End of the period (including undistributed net
    investment income of $2,667,440 and $0 at June 30,
    2006 and December 31, 2005, respectively) ............     $527,526,665        $514,611,669
                                                               ============        ============

NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................          347,735             638,159
  Issued in connection with reinvestment of:
    Dividends from net investment income .................           53,158             177,340
    Distribution from net long-term realized capital
      gain ...............................................             --               482,182
                                                               ------------        ------------
                                                                    400,893           1,297,681
  Redeemed ...............................................       (1,031,727)         (1,858,000)
                                                               ------------        ------------
  Net change .............................................         (630,834)           (560,319)
                                                               ============        ============

                See accompanying notes to financial statements.

                                                        CGM MUTUAL FUND
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                   ENDED                        FOR THE YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2006      ------------------------------------------------------------
                                                (UNAUDITED)       2005           2004          2003         2002        2001(a)
                                               -------------     ------         ------        ------       ------       -------
For a share of the Fund outstanding
  throughout each period:

Net asset value at the beginning of period .      $27.89         $25.33         $23.00        $16.65       $20.47        $23.38
                                                  ------         ------         ------        ------       ------        ------
Net investment income(b) ...................        0.25(c)        0.30(c)        0.16(c)       0.23(c)      0.26(c)       0.19
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .............................        1.57           3.40           2.33          6.35        (3.67)        (2.90)
                                                  ------         ------         ------        ------       ------        ------
Total from investment operations ...........        1.82           3.70           2.49          6.58        (3.41)        (2.71)
                                                  ------         ------         ------        ------       ------        ------

Dividends from net investment income .......       (0.10)         (0.31)         (0.16)        (0.23)       (0.41)        (0.20)
Distribution from net long-term realized
  gain .....................................          --          (0.83)            --            --           --            --
                                                  ------         ------         ------        ------       ------        ------
Total Distributions ........................       (0.10)         (1.14)         (0.16)        (0.23)       (0.41)        (0.20)
                                                  ------         ------         ------        ------       ------        ------

Net increase (decrease) in net asset value .        1.72           2.56           2.33          6.35        (3.82)        (2.91)
                                                  ------         ------         ------        ------       ------        ------
Net asset value at end of period ...........      $29.61         $27.89         $25.33        $23.00       $16.65        $20.47
                                                  ======         ======         ======        ======       ======        ======

Total Return (%) ...........................         6.5           14.6           10.9(d)       39.7(d)     (16.9)        (11.6)

Ratios:
Operating expenses to average net
  assets (%) ...............................        1.07*          1.09           1.02          1.07         1.14          1.10
Operating expenses to average net assets
  before management fee waiver (%) .........         N/A            N/A           1.11          1.17          N/A           N/A
Net investment income to average net
  assets (%) ...............................        1.69*          1.09           0.68          1.23         1.30          1.00
Portfolio turnover (%) .....................         514*           336            314           260          191           236
Net assets at end of period
(in thousands) ($)..........................     527,527        514,612        481,443       477,147      376,089       498,972

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.04, decrease net realized and unrealized gains and losses per share by $0.04, and increase the ratio of net investment income to average net assets from 0.82% to
    1.00%.

(b) Net of management fee waiver which
    amounted to ($) ........................         N/A            N/A           0.02          0.02          N/A           N/A

(c) Per share net investment income has been calculated using the average shares outstanding during the period.

(d) The total return would have been lower had the management fee not been reduced during the period.

  * Computed on an annualized basis.

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on November 5, 1929. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or cost, as appropriate.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2005, there were no capital loss carryovers available to offset future realized gains. During the year 2005 the Fund utilized $66,115,472 of capital loss carryovers.

   As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

          UNDISTRIBUTED            UNDISTRIBUTED                 NET UNREALIZED
            ORDINARY                 LONG-TERM                    APPRECIATION/
             INCOME                CAPITAL GAINS                 (DEPRECIATION)
          -------------            -------------                 -------------
              $ --                     $ --                        $21,103,509

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to foreign exchange gain/loss. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

   The tax character of distributions paid during the period ended June 30, 2006, were as follows:

              ORDINARY                LONG-TERM
               INCOME               CAPITAL GAINS                     TOTAL
              --------              -------------                     ----
             $1,798,365                 $ --                       $1,798,365

    The tax character of distributions paid during the fiscal year ended December 31, 2005, were as follows:

              ORDINARY                LONG-TERM
               INCOME               CAPITAL GAINS                     TOTAL
              --------              -------------                     ----
             $5,496,837              $14,923,074                   $20,419,911

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F. INDEMNITIES -- In the normal course of business, CGM Mutual Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Mutual Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Mutual Fund. The risk of material loss from such claims is considered remote.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2006, purchases and sales of securities other than United States government obligations and short-term investments aggregated $873,685,342 and $882,574,787, respectively. There were no purchases or sales of long-term United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended June 30, 2006, the Fund incurred management fees of $2,358,261, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

   B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $47,241, for the period ended June 30, 2006, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $36,790 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

   C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2006, each disinterested trustee is compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 to June 30, 2006.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                              Beginning          Ending        Expenses Paid
                            Account Value    Account Value     During Period*
                               1/01/06          6/30/06       1/01/06 - 6/30/06
-------------------------------------------------------------------------------
Actual                        $1,000.00        $1,065.23            $5.48
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00        $1,019.49            $5.36
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                         CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                     25 YEAR INVESTMENT RECORD
                                          DECEMBER 31, 1980 -- JUNE 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1980
---------------------------------------------------------------------------------------------------------------------------------
                -- AND HAD TAKEN ALL DIVIDENDS                           OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                   AND DISTRIBUTIONS IN CASH                                 GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
             --------------------------------------------------------------------------------------------------------------------
                                       During the Year
                                    You Would Have Received                                        Which Would Represent
                               ---------------------------------                             ------------------------------------
                                                                        The Value of                             A Cumulative
                The Net                                                 Your Original                               Change
              Asset Value        Per Share           Per Share           Investment              An                Expressed
    On          of Your        Capital Gains          Income               At Each             Annual           As An Index With
 December     Share Would      Distributions       Distributions          Year End           Total Return         December 31,
   31          Have Been            of                  of             Would Have Been            of              1980 = 100.0
--------------------------------------------------------------------------------------------------------------------------------
   1980          14.85                                                                                               100.0
   1981          13.90              --                $ 0.97               $ 14.86             +   0.1%              100.1
   1982          18.16              --                  1.09                 20.95             +  41.0               141.1
   1983          18.81              --                  1.09                 23.02             +   9.9               155.1
   1984          17.01            $ 1.86                0.95                 24.47             +   6.3               164.9
   1985          21.53              --                  1.08                 32.91             +  34.5               221.8
   1986          22.86              2.75                0.94                 41.17             +  25.1               277.5
   1987          20.40              4.52                1.06                 46.81             +  13.7               315.5
   1988          19.94              --                  1.10                 48.31             +   3.2               325.6
   1989          22.34              0.95                0.93                 58.79             +  21.7               396.3
   1990          21.64              --                  0.93*                59.44             +   1.1               400.7
   1991          26.80              2.64                0.97                 83.75             +  40.9               564.6
   1992          26.02              1.42                0.93                 88.86             +   6.1               599.0
   1993          28.88              1.93                0.86                108.23             +  21.8               729.6
   1994          25.05              --                  1.04                 97.73             -   9.7               658.8
   1995          29.43              0.89                0.77                121.48             +  24.3               818.9
   1996          31.42              4.15                0.74                150.27             +  23.7              1013.0
   1997          25.52              7.81                0.67                162.59             +   8.2              1096.1
   1998          26.36              0.25                0.98                175.92             +   8.2              1186.0
   1999          27.28              3.54                0.84                211.98             +  20.5              1429.1
   2000          23.38              --                  0.73                187.39             -  11.6              1263.3
   2001          20.47              --                  0.20                165.65             -  11.6              1116.8
   2002          16.65              --                  0.41                137.66             -  16.9               928.1
   2003          23.00              --                  0.23                192.31             +  39.7              1296.6
   2004          25.33              --                  0.16                213.27             +  10.9              1437.9
   2005          27.89              0.83                0.31                244.41             +  14.6              1647.8
   2006(6/30)    29.61               --                 0.10                260.30             +   6.5              1754.9
                                  ------              ------                                   -------
     Totals                       $33.54              $20.08                                   +1654.9
--------------------------------------------------------------------------------------------------------------------------------
* Includes $0.05 per share distributed from paid-in capital.

Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
--------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. The advisor waived $0.02 and $0.02 per share of management fee in 2003 and 2004, respectively. Otherwise, the annual total return for 2003 and 2004 and cumulative 25-year return would have been lower.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2006 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Fund's Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT APPROVAL:
In considering renewal of the advisory agreement, during meetings held in March and April, 2006, the Board of Trustees of the Fund (the "Board") considered the following factors and came to the following conclusions:

1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the nature, extent, quality and scope of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM's advisory and administrative services.

2. The Board considered the investment performance of the Fund and CGM and determined that the Fund's performance compared favorably with other balanced funds for the one-, three- and five-year periods ended December 31, 2005. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance rather than pursuing short-term market movements. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM's approach had proven its worth.

3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM, and found that the profit margins were reasonable and not excessive.

4. The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. Given the relatively small size of the Fund and CGM's investment style, the Board determined that it would not be advisable to seek incremental adjustments to the Fund's advisory fee.

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted that the overall expense ratio of the Fund was competitive compared to the expense ratios of other mutual funds included in the Lipper reports. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to those other clients, noting that the Fund required a greater allocation of management's time as a result of its differing investment mandate. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were fair and reasonable.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund's relatively small size and focus on best execution.

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for
    the 1st & 3rd Quarters (as filed on Form N- Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
--------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR2 06                          Printed in U.S.A.

CGM
REALTY FUND

49th Quarterly Report
June 30, 2006

A No-Load Fund



[logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

TO OUR SHAREHOLDERS
------------------------------------------------------------------------------

CGM Realty Fund returned -1.3% during the second quarter of 2006 compared to the unmanaged Standard and Poor's 500 Index which declined -1.4% and the FTSE NAREIT U.S. Real Estate Equity REIT Index which declined -1.6% over the same period. Year-to-date, CGM Realty Fund returned 13.3%, the unmanaged S&P 500, 2.7% and the FTSE NAREIT U.S. Real Estate Equity REIT Index returned 12.9% as of June 30, 2006.

The market, as measured by the S&P 500, enjoyed a nice three year run until May of this year when investors began to suspect that inflation was accelerating at a more rapid pace than the newly-minted Fed chairman had suggested would be acceptable. In January, just about the time outgoing Chairman Greenspan passed the baton to new Chairman Bernanke, the core inflation rate (ex food and fuel) as measured by the Consumer Price Index
(CPI) began to rise. Just a few months earlier, many investors expected the Fed would pause in its regular interest rate hikes at its June 2006 meeting and possibly put an end to the seemingly relentless increases in the Federal Funds rate. But, the CPI clocked in at a rising 3.8% rate (annualized) for the three months ended May 31 and on June 29, the Fed hiked the Federal Funds rate yet another quarter percent to 5.25% in an effort to flex its inflation fighting muscles. Investors are back to pondering when and at what level the rate increases will end.

As the economy expanded over the past few years, debate centered on and around oil and whether rising energy prices would slow the economy or fuel inflation. Despite some softening in the retail sector and a dramatic drop off in housing sales, we believe inflation is the prevailing bogeyman. Corporate profits and margins are high and companies that produce capital goods for other businesses are thriving as productivity rises and the manufacturing sector booms. Despite ever higher prices at the pump, the consumer appetite for gasoline is proving insatiable and global business is robust with, for example, China announcing in May a nearly 18% increase in industrial production over 2005 notwithstanding efforts by its government to slow its economy.

Despite the steady and continuing rise in the Federal Funds rate from 1% to 5.25% over the past two years, long term bond rates have barely risen: the 10-year U.S. Government bond yield was 4.6% at the end of June '04 versus 5.1% at the end of June '06 and the 30-year bond now yields just 5.3% regardless of a climbing nominal CPI (food and fuel included), up 4.2% over the past year.

To say the prospect of much higher interest rates is unsettling to the market right now is an understatement. However, should consumer spending continue to slow and were inflationary forces to moderate, we believe the equity market could regain its footing based upon the strong gains in corporate earnings currently underway.

CGM Realty Fund was approximately 69% invested in real estate investment trusts at quarter end. The Fund's largest REIT positions were in hotel and apartment REITs. CGM Realty Fund's three largest holdings were SL Green Realty Corp., LaSalle Hotel Properties, and Southern Copper Corporation.

                                     /s/ Robert L. Kemp

                                         Robert L. Kemp
                                         President
July 1, 2006

                                CGM REALTY FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
----------------------------------------
Total Return for Periods Ended June 30, 2006

                                                                 THE FUND'S
                                                 THE FUND'S       AVERAGE
                                                 CUMULATIVE        ANNUAL
                                                TOTAL RETURN    TOTAL RETURN
                                                  --------     --------------
10 years ......................................   +608.7%          +21.6%
5 years .......................................   +292.2           +31.4
1 Year ........................................   + 31.7           +31.7
3 Months ......................................   -  1.3             --

The adviser limited the Fund's total operating expenses to 1.00% of its average net assets from inception through December 31, 1997. Otherwise, the Fund's cumulative total return and average annual total return for the ten-year period would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions during such respective periods. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
-------------------------------------------------------------------------------

See the Schedule of Investments beginning on the next page for the percentage of net assets of the Fund invested in particular industries or securities.

                                CGM REALTY FUND
----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2006
(unaudited)

COMMON STOCKS -- 99.3% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 68.8%                            SHARES           VALUE(a)
                                                                  ------           --------

APARTMENTS -- 16.4%
   Archstone-Smith Trust ......................................    1,210,000       $ 61,552,700
   AvalonBay Communities, Inc. ................................      585,400         64,756,948
   Essex Property Trust, Inc. .................................      575,000         64,204,500
   Home Properties, Inc. ......................................      350,000         19,428,500
                                                                                   ------------
                                                                                    209,942,648
                                                                                   ------------
HOTELS -- 30.9%
   DiamondRock Hospitality Company(b) .........................    4,559,000         67,518,790
   FelCor Lodging Trust Incorporated ..........................    2,927,600         63,646,024
   Host Hotels & Resorts, Inc. ................................    2,900,000         63,423,000
   LaSalle Hotel Properties ...................................    1,635,300         75,714,390
   Strategic Hotels & Resorts, Inc. ...........................    2,960,000         61,390,400
   Sunstone Hotel Investors, Inc. .............................    2,178,900         63,318,834
                                                                                   ------------
                                                                                    395,011,438
                                                                                   ------------
OFFICE AND INDUSTRIAL -- 16.0%
   Maguire Properties, Inc. ...................................       60,000          2,110,200
   Reckson Associates Realty Corp. ............................    1,340,000         55,449,200
   SL Green Realty Corp. ......................................      756,300         82,792,161
   Vornado Realty Trust .......................................      655,000         63,895,250
                                                                                   ------------
                                                                                    204,246,811
                                                                                   ------------
RETAIL -- 5.5%
   Simon Property Group, Inc. .................................      670,000         55,569,800
   The Macerich Company .......................................      200,000         14,040,000
                                                                                   ------------
                                                                                     69,609,800
                                                                                   ------------
    TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified Cost $608,316,117) .....        878,810,697
                                                                                   ------------

OTHER COMMON STOCKS -- 30.5%

COPPER -- 11.2%
   Phelps Dodge Corporation ...................................      823,000         67,617,680
   Southern Copper Corporation ................................      845,000         75,314,850
                                                                                   ------------
                                                                                    142,932,530
                                                                                   ------------
METALS AND MINING -- 13.8%
   BHP Billiton Limited ADR(c) ................................    1,665,000         71,711,550
   Inco Limited ...............................................      550,000         36,245,000
   Rio Tinto Plc ADR(c) .......................................      325,000         68,155,750
                                                                                   ------------
                                                                                    176,112,300
                                                                                   ------------
REAL ESTATE SERVICES -- 5.5%
   Jones Lang LaSalle Incorporated ............................      810,000         70,915,500
                                                                                 --------------
TOTAL OTHER COMMON STOCKS (Identified Cost $377,033,988) ....................       389,960,330
                                                                                 --------------
TOTAL COMMON STOCKS (Identified Cost $985,350,105) ..........................     1,268,771,027
                                                                                 --------------

                                                                   FACE
SHORT-TERM INVESTMENT -- 0.3% OF TOTAL NET ASSETS                 AMOUNT
                                                                  ------

    American Express Credit Corporation, 5.10%, 7/03/06
       (Cost $4,160,000) ......................................   $4,160,000          4,160,000
                                                                                 --------------

TOTAL INVESTMENTS -- 99.6% (Identified Cost $989,510,105)(d) ................     1,272,931,027
            Cash and receivables ............................................        39,496,180
            Liabilities .....................................................       (34,304,185)
                                                                                 --------------
TOTAL NET ASSETS -- 100.0% ..................................................    $1,278,123,022
                                                                                 ==============

(a) See Note 1A.
(b) Non-controlled affiliate (see Note 6).
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
    Canada.
(d) Federal Tax Information: At June 30, 2006 the net unrealized appreciation on investments based on cost of $989,821,408 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost .............................    $  292,837,743
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value .............................        (9,728,124)
                                                                                 --------------
                                                                                 $  283,109,619
                                                                                 ==============

                See accompanying notes to financial statements.

                                        CGM REALTY FUND
-------------------------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2006
(unaudited)

ASSETS
  Investments at value:
    Unaffiliated issuers (identified cost -- $935,972,496)     $1,205,412,237
   Non-controlled affiliates
     (identified cost -- $53,537,609) ...................          67,518,790      $1,272,931,027
                                                               --------------
  Cash ......................................................................               2,129
  Receivable for:
    Securities sold .....................................          34,196,308
    Shares of the Fund sold .............................           1,823,349
    Dividends and interest ..............................           3,474,394          39,494,051
                                                               --------------      --------------
                                                                                    1,312,427,207
                                                                                   --------------
LIABILITIES
  Payable for:
    Securities purchased ................................          31,939,848
    Shares of the Fund redeemed .........................           1,394,744          33,334,592
                                                               --------------
  Accrued expenses:
    Management fees .....................................             794,999
    Trustees' fees ......................................              18,955
    Accounting, Administration and Compliance ...........              15,789
    Transfer agent fees .................................              59,804
    Other expenses ......................................              80,046             969,593
                                                               --------------      --------------
                                                                                       34,304,185
                                                                                   --------------
NET ASSETS ..................................................................      $1,278,123,022
                                                                                   ==============
  Net Assets consist of:
    Capital paid-in .........................................................      $  852,346,883
    Undistributed net investment income .....................................          10,756,076
    Accumulated net realized gain on investments ............................         131,599,141
    Unrealized appreciation on investments -- net ...........................         283,420,922
                                                                                   --------------
NET ASSETS ..................................................................      $1,278,123,022
                                                                                   ==============

 Shares of beneficial interest outstanding, no par value  ...................          41,641,065
                                                                                   ==============
 Net asset value per share* .................................................              $30.69
                                                                                   ==============
* Shares of the Fund are sold and redeemed at net asset value
  ($1,278,123,022 / 41,641,065).

                See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2006
(unaudited)

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $11,250 and includes
      dividend income of $2,791,720 from non-controlled
      affiliated issuers) .....................................   $  20,918,666
    Interest ..................................................         221,941
                                                                 --------------
                                                                     21,140,607
                                                                 --------------
  Expenses
    Management fees ...........................................       4,776,709
    Trustees' fees ............................................          39,283
    Accounting, Administration and Compliance .................          94,733
    Custodian .................................................          88,180
    Transfer agent ............................................         216,868
    Audit and tax services ....................................          17,575
    Legal .....................................................          43,059
    Printing ..................................................          30,767
    Registration ..............................................          57,329
    Line of credit commitment fee .............................          10,138
    Miscellaneous .............................................           2,450
                                                                 --------------
                                                                      5,377,091
                                                                 --------------
  Net investment income .......................................      15,763,516
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments (including net realized
    gain of $3,608,569 on sales of investments in
    non-controlled affiliated issuers) ........................     132,067,567
  Net unrealized depreciation .................................      (6,954,394)
                                                                 --------------
  Net gain on investments .....................................     125,113,173
                                                                 --------------

NET CHANGE IN ASSETS FROM OPERATIONS ..........................  $  140,876,689
                                                                 ==============

                See accompanying notes to financial statements.

                                        CGM REALTY FUND
-----------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                SIX MONTHS
                                                                   ENDED           YEAR ENDED
                                                               JUNE 30, 2006      DECEMBER 31,
                                                                (UNAUDITED)           2005
                                                              --------------     --------------
FROM OPERATIONS
  Net investment income .................................     $  15,763,516      $  12,504,618
  Net realized gain from investments ....................       132,067,567        289,797,597
  Unrealized depreciation ...............................        (6,954,394)       (78,538,199)
                                                              -------------      -------------
    Change in net assets from operations ................       140,876,689        223,764,016
                                                              -------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .................................        (5,007,440)       (12,422,326)
  Net realized long-term capital gain on investments ....                 0       (288,661,910)
                                                              -------------      -------------
                                                                 (5,007,440)      (301,084,236)
                                                              -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ..........................       243,419,365        325,608,158
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ................         4,034,257         10,680,770
    Distributions from net long-term capital realized
      gain ..............................................                 0        233,849,052
                                                              -------------      -------------
                                                                247,453,622        570,137,980
  Cost of shares redeemed ...............................      (137,166,221)      (246,250,567)
                                                              -------------      -------------
    Change in net assets derived from capital share
      transactions ......................................       110,287,401        323,887,413
                                                              -------------      -------------
  Total change in net assets ............................       246,156,650        246,567,193

NET ASSETS
  Beginning of period ...................................     1,031,966,372        785,399,179
                                                              -------------      -------------

  End of period (including undistributed net
    investment income of $10,756,076 and $0 at June
    30, 2006 and December 31, 2005, respectively) .......     $1,278,123,022     $1,031,966,372
                                                              =============      =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ............................         8,171,962         10,068,827
  Issued in connection with reinvestment of:
    Dividends from net investment income ................           130,379            350,540
    Distributions from net long-term capital realized
     gain ...............................................                 0          8,603,718
                                                              -------------      -------------
                                                                  8,302,341         19,023,085
  Redeemed ..............................................        (4,620,719)        (7,636,395)
                                                              -------------      -------------
  Net change ............................................         3,681,622         11,386,690
                                                              =============      =============

                See accompanying notes to financial statements.

                                                       CGM REALTY FUND
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                    ENDED                         FOR THE YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2006       -----------------------------------------------------------
                                                 (UNAUDITED)         2005          2004          2003         2002        2001
                                                -------------       ------        ------        ------       ------      ------
For a share of the Fund outstanding
  throughout each period:

Net asset value at the beginning of period        $27.19            $29.56        $24.75        $13.39       $13.47      $13.53
                                                  ------            ------        ------        ------       ------      ------

Net investment income(a) ..................         0.38              0.43          0.19          0.03         0.40        0.48

Net realized and unrealized gain on
  investments and foreign currency
  transactions ............................         3.24              7.51          8.55         11.93         0.10        0.17
                                                  ------            ------        ------        ------       ------      ------
Total from investment operations ..........         3.62              7.94          8.74         11.96         0.50        0.65
                                                  ------            ------        ------        ------       ------      ------

Dividends from net investment income ......        (0.12)            (0.43)        (0.18)        (0.04)       (0.58)      (0.71)
Distribution from net short-term realized
  gain ....................................         --                --           (0.16)          --           --          --
Distribution from net long-term realized
  gain ....................................         --               (9.88)        (3.59)        (0.56)         --          --
                                                  ------            ------        ------        ------       ------      ------
Total Distributions .......................        (0.12)           (10.31)        (3.93)        (0.60)       (0.58)      (0.71)
                                                  ------            ------        ------        ------       ------      ------

Net increase (decrease) in net asset value          3.50             (2.37)         4.81         11.36        (0.08)      (0.06)
                                                  ------            ------        ------        ------       ------      ------
Net asset value at end of period ..........       $30.69            $27.19        $29.56        $24.75       $13.39      $13.47
                                                  ======            ======        ======        ======       ======      ======

Total Return (%) ..........................         13.3              27.0          35.5          89.7          3.5         5.1

Ratios:
Operating expenses to average net
  assets (%) ..............................         0.89*             0.92          0.96          1.02         1.03        1.00
Net investment income to average net
  assets (%) ..............................         2.61*             1.34          0.73          0.16         2.70        3.63
Portfolio turnover (%) ....................          146*              136            43            68          173         131

Net assets at end of period
  (in thousands) ($) ......................    1,278,123         1,031,966       785,399       644,420      339,757     383,156

(a) Per share net investment income has been calculated using the average shares outstanding during the period.
  * Computed on an annualized basis.

                See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2005 there were no capital loss carryovers available to offset future realized gains.

   As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

       UNDISTRIBUTED              UNDISTRIBUTED                 NET UNREALIZED
         ORDINARY                   LONG-TERM                    APPRECIATION/
          INCOME                  CAPITAL GAINS                  DEPRECIATION
       -------------              -------------                 --------------
           $ --                       $ --                       $289,906,890

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

   The tax character of distributions paid during the period ended June 30, 2006, were as follows:

        ORDINARY                    LONG-TERM
         INCOME                   CAPITAL GAINS                      TOTAL
        --------                  -------------                      -----
       $5,007,440                     $ --                         $5,007,440

    The tax character of distributions paid during the fiscal year ended December 31, 2005, were as follows:

        ORDINARY                    LONG-TERM
         INCOME                   CAPITAL GAINS                      TOTAL
        --------                  -------------                      -----
      $12,422,326                 $288,661,910                    $301,084,236

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F. INDEMNITIES -- In the normal course of business, CGM Realty Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Realty Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Realty Fund. The risk of material loss from such claims is considered remote.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALE OF SECURITIES -- For the period ended June 30, 2006, purchases and sales of securities other than United States government obligations and short-term investments aggregated $993,272,387 and $875,382,986, respectively. There were no purchases or sales of long-term United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended June 30, 2006, the Fund incurred management fees of $4,776,709, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
      (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

   B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $94,733, for the period ended June 30, 2006, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $73,776 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

   C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2006, each disinterested trustee is compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

5. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2006.

6. AFFILIATED ISSUERS -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended June 30, 2006:

                                  NUMBER OF                                       NUMBER OF
                                 SHARES HELD         GROSS         GROSS         SHARES HELD        DIVIDEND       MARKET VALUE
NAME OF ISSUER                DECEMBER 31, 2005    PURCHASES       SALES        JUNE 30, 2006        INCOME        JUNE 30, 2006
--------------                -----------------    ---------       -----        -------------        ------        -------------
Ashford Hospitality Trust,
  Inc.* .....................             0        4,795,000     4,795,000                0        $  871,000       $         0
DiamondRock Hospitality
  Company ...................     3,679,000          880,000             0        4,559,000         1,482,840        67,518,790
Innkeepers USA Trust* .......     3,309,200                0     3,309,200                0           437,880                 0
                                                                                                   ----------       -----------
    Totals ..................                                                                      $2,791,720       $67,518,790
                                                                                                   ==========       ===========
* No longer considered an affiliated issuer.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 to June 30, 2006.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                              Beginning          Ending        Expenses Paid
                            Account Value    Account Value     During Period*
                               1/01/06          6/30/06       1/01/06 - 6/30/06
-------------------------------------------------------------------------------
Actual                        $1,000.00        $1,133.11           $4.71
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00        $1,020.38           $4.46
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                CGM REALTY FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2006 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Fund's Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT APPROVAL:
In considering renewal of the advisory agreement, during meetings held in March and April, 2006, the Board of Trustees of the Fund (the "Board") considered the following factors and came to the following conclusions:

1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the nature, extent, quality and scope of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM's advisory and administrative services.

2. The Board considered the investment performance of the Fund and CGM and determined that the Fund's performance compared favorably with other real estate funds for the one-, three-, five- and ten-year periods ended December 31, 2005. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance rather than pursuing short-term market movements. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM's approach had proven its worth.

3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM, and found that the profit margins were reasonable and not excessive.

4. The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. Given the relatively small size of the Fund and CGM's investment style, the Board determined that it would not be advisable to seek incremental adjustments to the Fund's advisory fee.

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted that the overall expense ratio of the Fund was competitive compared to the expense ratios of other mutual funds included in the Lipper reports. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to those other clients, noting that the Fund required a greater allocation of management's time as a result of its differing investment mandate. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were fair and reasonable.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund's relatively small size and focus on best execution.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------
TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N- Q)

Call 800-345-4048

--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
--------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR2 06                          Printed in U.S.A.

CGM
FOCUS FUND

35th Quarterly Report
June 30, 2006

A No-Load Fund





[logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

TO OUR SHAREHOLDERS
------------------------------------------------------------------------------

CGM Focus Fund returned 4.5% during the second quarter of 2006 compared to the unmanaged Standard and Poor's 500 Index which declined -1.4% over the same period. Year-to-date, CGM Focus Fund returned 15.3% and the unmanaged S&P 500 returned 2.7% as of June 30, 2006.

The market, as measured by the S&P 500, enjoyed a nice three year run until May of this year when investors began to suspect that inflation was accelerating at a more rapid pace than the newly-minted Fed chairman had suggested would be acceptable. In January, just about the time outgoing Chairman Greenspan passed the baton to new Chairman Bernanke, the core inflation rate (ex food and fuel) as measured by the Consumer Price Index
(CPI) began to rise. Just a few months earlier, many investors expected the Fed would pause in its regular interest rate hikes at its June 2006 meeting and possibly put an end to the seemingly relentless increases in the Federal Funds rate. But, the CPI clocked in at a rising 3.8% rate (annualized) for the three months ended May 31 and on June 29, the Fed hiked the Federal Funds rate yet another quarter percent to 5.25% in an effort to flex its inflation fighting muscles. Investors are back to pondering when and at what level the rate increases will end.

As the economy expanded over the past few years, debate centered on and around oil and whether rising energy prices would slow the economy or fuel inflation. Despite some softening in the retail sector and a dramatic drop off in housing sales, we believe inflation is the prevailing bogeyman. Corporate profits and margins are high and companies that produce capital goods for other businesses are thriving as productivity rises and the manufacturing sector booms. Despite ever higher prices at the pump, the consumer appetite for gasoline is proving insatiable and global business is robust with, for example, China announcing in May a nearly 18% increase in industrial production over 2005 notwithstanding efforts by its government to slow its economy.

Despite the steady and continuing rise in the Federal Funds rate from 1% to 5.25% over the past two years, long term bond rates have barely risen: the 10-year U.S. Government bond yield was 4.6% at the end of June '04 versus 5.1% at the end of June '06 and the 30-year bond now yields just 5.3% regardless of a climbing nominal CPI (food and fuel included), up 4.2% over the past year.

To say the prospect of much higher interest rates is unsettling to the market right now is an understatement. However, should consumer spending continue to slow and were inflationary forces to moderate, we believe the equity market could regain its footing based upon the strong gains in corporate earnings currently underway. On June 30, our emphasis in the portfolio was in the heavy goods sectors of the economy and in energy.

CGM Focus Fund held important long positions in the independent oil production, metals and mining and oil refining industries at quarter end. The Fund's three largest long holdings were Tenaris S.A. ADR, Hess Corporation and Baker Hughes Incorporated. The Fund was also approximately 12% (of total net assets) invested in securities sold short at quarter end. The short positions were in the retail and financial services industries, specifically, Amazon.com, Inc. and Countrywide Financial Corporation.

                                             /s/ Robert L. Kemp

                                                 Robert L. Kemp
                                                 President

July 1, 2006

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2006

                                                THE FUND'S         THE FUND'S
                                                CUMULATIVE       AVERAGE ANNUAL
                                               TOTAL RETURN       TOTAL RETURN
                                               ------------      --------------
5 Years ...................................      +160.5%             +21.1%
1 Year ....................................       +26.4              +26.4
3 Months ..................................        +4.5                --

The Fund's average annual total return since inception (September 3, 1997) through June 30, 2006 is +20.9%. The adviser agreed to limit the Fund's total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales from inception through December 31, 2001. Otherwise, the Fund's average annual total return since inception and the Fund's cumulative total return and average annual total return for the five-year period ended June 30, 2006, would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions during such respective periods. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

-------------------------------------------------------------------------------

See the Schedule of Investments beginning on the next page for the percentage of net assets of the Fund invested in particular industries or securities.

                                         CGM FOCUS FUND
------------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2006
(unaudited)

COMMON STOCKS -- 98.8% OF TOTAL NET ASSETS

                                                                     SHARES           VALUE(a)
                                                                     ------           --------
AEROSPACE -- 5.1%
    Embraer-Empresa Brasileira de Aeronautica S.A
      ADR(b)(c)(d) ............................................     3,245,000      $  118,345,150
                                                                                   --------------

COPPER -- 10.9%
    Phelps Dodge Corporation(c) ...............................     1,500,000         123,240,000
    Southern Copper Corporation ...............................     1,450,000         129,238,500
                                                                                   --------------
                                                                                      252,478,500
                                                                                   --------------
METALS AND MINING -- 17.3%
    Allegheny Technologies Incorporated .......................     1,020,000          70,624,800
    BHP Billiton Limited ADR(b)(c) ............................     2,800,000         120,596,000
    Freeport-McMoRan  Copper & Gold Inc. ......................     1,680,000          93,088,800
    Rio Tinto Plc ADR(b) ......................................       550,000         115,340,500
                                                                                   --------------
                                                                                      399,650,100
                                                                                   --------------
MISCELLANEOUS -- 7.0%
    Tenaris S.A. ADR(b)(c) ....................................     3,975,000         160,947,750
                                                                                   --------------

OIL - INDEPENDENT PRODUCTION -- 20.1%
    Canadian Natural Resources Limited(c)(d) ..................     2,200,400         121,858,152
    CNOOC Limited ADR(b) ......................................       550,200          44,225,076
    Occidental Petroleum Corporation(c) .......................     1,130,000         115,881,500
    Petro-Canada(c)(d) ........................................     1,150,000          54,521,500
    Petroleo Brasileiro S.A. ADR(b)(d) ........................     1,450,000         129,499,500
                                                                                   --------------
                                                                                      465,985,728
                                                                                   --------------
OIL REFINING -- 16.1%
    ConocoPhillips ............................................     1,200,000          78,636,000
    Hess Corporation(c) .......................................     2,628,000         138,889,800
    Imperial Oil Limited(d) ...................................       825,000          30,120,750
    Suncor Energy Inc.(c)(d) ..................................     1,541,200         124,852,612
                                                                                   --------------
                                                                                      372,499,162
                                                                                   --------------
OIL - SERVICE -- 11.0%
    Baker Hughes Incorporated(c) ..............................     1,600,000         130,960,000
    Schlumberger Limited(c) ...................................     1,890,000         123,057,900
                                                                                   --------------
                                                                                      254,017,900
                                                                                   --------------
STEEL -- 11.3%
    Mittal Steel Company N.V.(c) ..............................     3,600,000         109,836,000
    Nucor Corporation(c) ......................................     1,330,000          72,152,500
    POSCO ADR(b) ..............................................       680,000          45,492,000
    United States Steel Corporation ...........................       480,000          33,657,600
                                                                                   --------------
                                                                                      261,138,100
                                                                                   --------------

TOTAL COMMON STOCKS (Identified Cost $1,849,205,239) ........................       2,285,062,390
                                                                                   --------------

SHORT-TERM INVESTMENT -- 0.8% OF TOTAL NET ASSETS

                                                                   FACE
                                                                  AMOUNT
                                                                  ------

    American Express Credit Corporation, 5.10%, 7/03/06 (Cost
      $18,525,000) ............................................   $18,525,000          18,525,000
                                                                                   --------------

TOTAL INVESTMENTS -- 99.6% (Identified Cost $1,867,730,239)(e) ..............       2,303,587,390
    Cash and receivables ....................................................         443,522,181
    Liabilities .............................................................        (433,233,449)
                                                                                   --------------
TOTAL NET ASSETS -- 100.0% ..................................................      $2,313,876,122
                                                                                   ==============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
    Canada.
(c) A portion of this security has been segregated as collateral in connection with short sale investments (see Note 1E).
(d) The Fund has approximately 11% and 14% of its net assets at June 30, 2006 invested in companies incorporated in Brazil and Canada, respectively.
(e) Federal Tax Information: At June 30, 2006 the net unrealized appreciation on investments based on cost of $1,900,897,345 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost .............................      $483,056,808
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value .............................       (80,366,763)
                                                                                   ------------
                                                                                   $402,690,045
                                                                                   ============

SECURITIES SOLD SHORT (PROCEEDS $251,016,874)

                                                                     SHARES           VALUE(a)
                                                                     ------           --------

   Amazon.com, Inc. ........................................        4,000,000      $154,720,000
   Countrywide Financial Corporation .......................        3,035,000       115,572,800
                                                                                   ------------
                                                                                   $270,292,800
                                                                                   ============

                See accompanying notes to financial statements.

                                         CGM FOCUS FUND
--------------------------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2006
(unaudited)
ASSETS
  Investments at value (Identified
    cost -- $1,867,730,239) ...................................................     $2,303,587,390
  Cash ........................................................................              1,961
  Restricted cash .............................................................        282,368,586
  Receivable for:
    Securities sold .........................................      $148,033,737
    Shares of the Fund sold                                           6,343,021
    Dividend tax reclaim ....................................            42,375
    Dividends and interest ..................................         6,732,501        161,151,634
                                                                   ------------     --------------
                                                                                     2,747,109,571
                                                                                    --------------
LIABILITIES
  Securities sold short at current market
    value (Proceeds $251,016,874) .............................................        270,292,800
  Payable for:
    Securities purchased ....................................       158,857,943
    Shares of the Fund
       redeemed .............................................         1,948,647
    Dividend on short sale ..................................            25,500
    Tax withholding liability ...............................           180,746        161,012,836
                                                                   ------------
  Accrued expenses:
    Management fees .........................................         1,666,178
    Trustees' fees ..........................................            24,889
    Accounting, Administration and Compliance ...............            25,108
    Transfer agent fees .....................................            68,564
    Other expenses ..........................................           143,074          1,927,813
                                                                   ------------     --------------
                                                                                       433,233,449
                                                                                    --------------
NET ASSETS ....................................................................     $2,313,876,122
                                                                                    ==============

  Net Assets consist of:
    Capital paid-in ...........................................................     $1,826,470,207
    Undistributed net investment income .......................................         34,386,350
    Accumulated net realized gain on investments and foreign currency .........         36,440,342
    Net unrealized appreciation
      (depreciation) on investments and
      foreign currency transactions:
      Long positions ..........................................................        435,855,149
      Short positions .........................................................        (19,275,926)
                                                                                    --------------
NET ASSETS ....................................................................     $2,313,876,122
                                                                                    ==============
  Shares of beneficial interest
    outstanding, no par value .................................................         60,062,822
                                                                                    ==============
  Net asset value per share* ..................................................             $38.52
                                                                                    ==============

* Shares of the Fund are sold and redeemed at net asset value ($2,313,876,122 / 60,062,822).

                See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2006
(unaudited)

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax
      of $392,809) ...........................................     $ 25,984,994
    Interest on restricted cash ..............................       21,218,607
    Interest .................................................          453,432
                                                                   ------------
                                                                     47,657,033
                                                                   ------------
  Expenses
    Management fees ..........................................        9,789,026
    Trustees' fees ...........................................           51,151
    Accounting, Administration and
      Compliance .............................................          150,650
    Custodian ................................................          140,362
    Transfer agent ...........................................          328,430
    Audit and tax services ...................................           17,575
    Legal ....................................................           99,779
    Printing .................................................           50,376
    Registration .............................................          125,301
    Line of credit commitment fee ............................           19,758
    Dividend on short sale ...................................        2,495,675
    Miscellaneous ............................................            2,600
                                                                   ------------
                                                                     13,270,683
                                                                   ------------
  Net investment income ......................................       34,386,350
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investments and foreign currency transactions:
  Long transactions ..........................................      102,132,496
  Short transactions .........................................      (53,804,804)
Net unrealized appreciation on:
  Long transactions ..........................................      123,531,817
  Short transactions .........................................       54,613,109
                                                                   ------------

Net gain on investments and foreign currency transactions ....      226,472,618
                                                                   ------------

NET CHANGE IN ASSETS FROM OPERATIONS .........................     $260,858,968
                                                                   ============

                See accompanying notes to financial statements.

                                     CGM FOCUS FUND
-----------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                               SIX MONTHS
                                                                  ENDED           YEAR ENDED
                                                              JUNE 30, 2006       DECEMBER 31,
                                                               (UNAUDITED)            2005
                                                             --------------       ------------
FROM OPERATIONS
  Net investment income ..............................        $   34,386,350     $   19,687,149
  Net realized gain from investments and foreign
    currency transactions ............................            48,327,692        137,961,949
  Unrealized appreciation ............................           178,144,926         94,717,654
                                                              --------------     --------------
    Change in net assets from operations .............           260,858,968        252,366,752
                                                              --------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..............................                  --          (19,764,129)
  Net realized short-term capital gain on investments                   --          (80,853,254)
  Net realized long-term capital gain on investments .                  --          (59,292,387)
                                                              --------------     --------------
                                                                        --         (159,909,770)
                                                              --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .......................           656,071,212        781,861,059
  Net asset value of shares issued in connection with
    reinvestment of:
  Dividends from net investment income ...............                  --           15,971,092
    Distributions from net short-term capital realized
      gain ...........................................                  --           67,062,737
    Distributions from net long-term capital realized
      gain ...........................................                  --           49,185,408
                                                              --------------     --------------
                                                                 656,071,212        914,080,296
  Cost of shares redeemed ............................          (244,197,110)      (284,231,272)
                                                              --------------     --------------
  Change in net assets derived from capital share
    transactions .....................................           411,874,102        629,849,024
                                                              --------------     --------------
  Total change in net assets .........................           672,733,070        722,306,006

NET ASSETS
  Beginning of period ................................         1,641,143,052        918,837,046
                                                              --------------     --------------
  End of period (including undistributed net investment
    income of $34,386,350 and $0 at June 30, 2006 and
    December 31, 2005, respectively) .................        $2,313,876,122     $1,641,143,052
                                                              ==============     ==============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .........................            17,522,329         22,491,195
  Issued in connection with reinvestment of:
    Dividends from net investment income .............                  --              478,574
    Distributions from net short-term capital realized
      gain ...........................................                  --            2,008,467
    Distributions from net long-term capital realized
      gain ...........................................                  --            1,473,058
                                                              --------------     --------------
                                                                  17,522,329         26,451,294
  Redeemed ...........................................            (6,591,929)        (8,458,557)
                                                              --------------     --------------
  Net change .........................................            10,930,400         17,992,737
                                                              ==============     ==============

                See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

Six Months ended June 30, 2006
(unaudited)

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
  Change in net assets resulting from operations .............   $  260,858,968
  Adjustments to reconcile change in net assets resulting from operations to net cash provided by operating activities:
      Purchase of investment securities ......................   (2,893,372,565)
      Buy to cover of investment securities held short .......   (1,829,409,140)
      Proceeds from disposition of investment securities .....    2,517,811,484
      Proceeds from short sale investment securities .........    1,390,822,325
      Sale of short-term investment securities, net ..........        4,000,000
      Decrease in deposits with brokers for short sales ......      356,625,847
      Increase in dividends and interest receivable ..........       (3,534,344)
      Increase in receivables for securities sold ............      (80,455,707)
      Increase in dividends and interest on short sales payable          25,500
      Increase in tax withholding liability ..................           77,140
      Increase in payable for securities purchased ...........       92,145,482
      Increase in accrued expenses ...........................          396,862
      Unrealized appreciation on securities and currencies ...     (178,144,926)
      Net realized gain from investments and currencies ......      (48,327,692)
                                                                 --------------
  Net cash used in operating activities ......................     (410,480,766)
                                                                 --------------
Cash flows from financing activities:
  Proceeds from shares sold ..................................      660,166,231
  Payment on shares redeemed .................................     (249,676,364)
  Cash distributions paid ....................................           (8,456)
                                                                 --------------
  Net cash provided by financing activities ..................      410,481,411
                                                                 --------------
Net increase in cash .........................................              645
Cash:
  Beginning balance ..........................................            1,316
                                                                 --------------
  Ending balance .............................................   $        1,961
                                                                 ==============

                See accompanying notes to financial statements.

                                                         CGM FOCUS FUND
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                   SIX MONTHS
                                      ENDED                                   YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2006      -------------------------------------------------------------------------
                                   (UNAUDITED)          2005             2004            2003           2002           2001
                                  -------------      -----------       ---------       ---------      ---------      ---------
For a share of the Fund
  outstanding throughout
  the period:

Net asset value at the
  beginning of period ........       $33.40             $29.51           $29.93           $17.98         $21.87         $15.80
                                     ------             ------           ------           ------         ------         ------

Net investment income
  (loss)(a) ..................         0.60(b)(c)         0.52(b)(c)       0.04(b)(c)      (0.21)(b)      (0.21)(b)       0.01
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ...............         4.52               6.93             3.65            12.16          (3.68)          7.51
                                     ------             ------           ------           ------         ------         ------
Total from investment
  operations .................         5.12               7.45             3.69            11.95          (3.89)          7.52
                                     ------             ------           ------           ------         ------         ------

Dividends from net investment
  income .....................       --                  (0.44)           (0.04)           --             --             (0.01)
Distribution from net short-
  term realized gain .........       --                  (1.80)           --               --             --             (1.34)
Distribution from net long-
  term realized gain .........       --                  (1.32)           (4.07)           --             --             (0.10)
                                     ------             ------           ------           ------         ------         ------
Total Distributions ..........       --                  (3.56)           (4.11)           --             --             (1.45)
                                     ------             ------           ------           ------         ------         ------

Net increase (decrease) in net
  asset value ................         5.12               3.89            (0.42)           11.95          (3.89)          6.07
                                     ------             ------           ------           ------         ------         ------
Net asset value at end of
  period .....................       $38.52             $33.40           $29.51           $29.93         $17.98         $21.87
                                     ======             ======           ======           ======         ======         ======

Total Return (%) .............         15.3               25.2             12.4             66.5          (17.8)          47.7(d)

Ratios:
Operating expenses to average
  net assets (%) .............         1.03*              1.07             1.12             1.18           1.18           1.20
Dividends and interest on
  short positions to average
  net assets (%) .............         0.24*              0.15             0.09            --              0.02          --
                                     ------             ------           ------           ------         ------         ------
Total expenses to average net
  assets (%) .................         1.27*              1.22             1.21             1.18           1.20           1.20
                                     ======             ======           ======           ======         ======         ======
Operating expenses to average
  net assets before expense
  limitation (%) .............          N/A                N/A              N/A              N/A            N/A           1.32
Dividends and interest on
  short positions to average
  net assets before expense
  limitation (%) .............          N/A                N/A              N/A              N/A            N/A          --
                                   --------           --------         --------         --------       --------       --------

Total expenses to average net
  assets before expense
  limitation (%) .............          N/A                N/A              N/A              N/A            N/A           1.32
                                     ======             ======           ======           ======         ======         ======
Net investment income (loss)
  to average net assets (%) ..         3.29*              1.55             0.14            (0.92)         (0.98)          0.11
Portfolio turnover (%) .......          241*               282              327              204            155            254

Net assets at end of period
(in thousands) ($) ...........    2,313,876          1,641,143          918,837          775,499        383,983        249,562

(a) Net of reimbursement which
    amounted to ($) ..........          N/A                N/A              N/A              N/A            N/A           0.01
(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c) Net investment income (loss) per share excluding all related short sale income and expenses for the period ended December
    31, 2004 was $0.06, for the period ended December 31, 2005 was $0.23 and for the period ended June 30, 2006 was $0.27.
(d) The total return would have been lower had certain expenses not been reduced during the period.

  * Computed on an annualized basis.

                See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006
(unaudited)

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on September 3, 1997. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques, including short sales, designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securites which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2005, there were no capital loss carryovers available to offset future realized gains.

   As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

         UNDISTRIBUTED              UNDISTRIBUTED         NET UNREALIZED
           ORDINARY                   LONG-TERM            APPRECIATION/
            INCOME                   CAPITAL GAINS         DEPRECIATION
         -------------              --------------        ---------------
             $ --                        $ --              $310,843,630

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to amortization on bonds held short, dividends on short positions which were held less than forty-five days and foreign exchange gains/losses. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales and unrealized gain (loss) on futures contracts, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

   The tax character of distributions paid during the fiscal year ended December 31, 2005, were as follows:

            ORDINARY                  LONG-TERM
             INCOME                 CAPITAL GAINS                  TOTAL
            --------                -------------                  ----
          $100,617,383               $59,292,387               $159,909,770

E. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The market value of securities held in a segregated account at June 30, 2006 was $1,301,935,000 and the value of cash held in a segregated account was $282,368,586.

F. INDEMNITIES -- In the normal course of business, CGM Focus Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Focus Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Focus Fund. The risk of material loss from such claims is considered remote.

G. STATEMENT OF CASH FLOWS -- Information on the Fund's financial transactions which have been settled through the receipt and disbursement of cash is presented in the financial statement entitled Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows at June 30, 2006 represents cash maintained by the custodian.

H. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2006, purchases and sales of securities other than United States government obligations, shorting transactions and short-term investments aggregated $2,893,372,565 and $2,517,811,484, respectively. There were no purchases or sales of long-term United States government obligations for the period ended June 30, 2006.

4. A. MANAGEMENT FEES -- During the period ended June 30, 2006, the Fund incurred management fees of $9,789,026, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
      (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

   B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and to Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $150,650, for the period ended June 30, 2006, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $117,323 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

   C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2006, each disinterested trustee is compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

5. LINE OF CREDIT -- The Fund had a $20,000,000 committed, secured line of credit with State Street Bank and Trust Company through January 25, 2006. On January 26, 2006 the Fund increased the line of credit to $40,000,000. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit through January 25, 2006 and after that date the Fund will incur a commitment fee of 0.1% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2006.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

FUND EXPENSES
As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 to June 30, 2006.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                              Beginning          Ending        Expenses Paid
                            Account Value    Account Value     During Period*
                               1/01/06          6/30/06       1/01/06 - 6/30/06
-------------------------------------------------------------------------------
Actual                        $1,000.00        $1,153.29           $6.78
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00        $1,018.50           $6.36
-------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.27%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2006 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Fund's Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT APPROVAL:
In considering renewal of the advisory agreement, during meetings held in March and April, 2006, the Board of Trustees of the Fund (the "Board") considered the following factors and came to the following conclusions:

1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the nature, extent, quality and scope of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM's advisory and administrative services.

2. The Board considered the investment performance of the Fund and CGM and determined that the Fund's performance compared favorably with other capital appreciation funds for the one-, three-, five- and eight-year periods ended December 31, 2005. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance rather than pursuing short-term market movements. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM's approach had proven its worth.

3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM, and found that the profit margins were reasonable and not excessive.

4. The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. The Board considered the Fund's ability to sell securities short and the increased efforts on the part of CGM required to carry out these activities as Fund assets increase. Given the Fund's investment style and the relatively small size of the Fund, the Board determined that it would not be advisable to seek incremental adjustments to the Fund's advisory fee.

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted that the overall expense ratio of the Fund was competitive compared to the expense ratios of other mutual funds included in the Lipper reports. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to those other clients, noting that the Fund required a greater allocation of management's time as a result of its differing investment mandate. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were fair and reasonable.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund's relatively small size and focus on best execution.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------
TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the
    1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
--------------------------------------------------

This report has been prepared for the
shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFQR2 06                        Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2006, as set forth in 210.12-12 of Regulation S-X, is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's second fiscal quarter of the period covered by this report.

ITEM 12.  EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date:  August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date:  August 24, 2006

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer


Date:  August 24, 2006